Consolidated Balance Sheets - USD ($)		Mar. 31, 2024	Mar. 31, 2023
Current Assets
Cash		$ 2,665,852	$ 828,689
Restricted cash		6,272,350	5,488,511
Receivables from broker-dealers and clearing organizations		609,939	4,607,918
Receivables from customers, net		248,063	1,505,627
Other assets, current, net		2,452,655	71,893
Total current assets		12,256,426	12,503,857
Operating lease right-of-use assets		280,903	62,868
Deferred tax assets, net		2,660	163
Property and equipment, net		20,302	28,188
Intangible assets		63,891	63,694
Deferred initial public offering (“IPO”) costs			442,762
Other assets, non-current, net		3,959,651	29,299
Total assets		16,583,833	13,130,831
Current liabilities
Payables to customers		6,135,327	8,135,442
Payables to broker-dealers and clearing organizations		138,513	2,030,523
Income tax payable		15,855
Operating lease liabilities, current		91,990	69,584
Accrued expenses and other liabilities		83,479	23,132
Subscribed shares deposit liabilities			794,903
Total current liabilities		7,100,413	11,183,825
Operating lease liabilities, non-current		197,932
Total liabilities		7,298,345	11,183,825
Commitments and contingencies
Shareholders’ equity
Ordinary shares, $0.0001 par value, 500,000,000 shares authorized;15,625,000 and 11,475,000 shares issued and outstanding as of March 31, 2024 and 2023, respectively*	[1]	1,563	1,148
Additional paid-in capital		14,033,722	2,024,327
Accumulated deficit		(4,668,973)	(79,495)
Accumulated other comprehensive (loss) income		(80,824)	1,026
Total shareholders’ equity		9,285,488	1,947,006
Total liabilities and shareholders’ equity		16,583,833	13,130,831
Related Party
Current Assets
Receivables from customers-related parties, net		3,709	1,219
Amounts due from related party, net		3,858
Current liabilities
Payables to customers-related parties		635,249	123,144
Amounts due to related parties			$ 7,097

[1]	Shares and per share data are presented on a retroactive basis to reflect the ordinary shares issuance and share split.